Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 507
2015	364
2016	288
2017	216
2018	162
Thereafter	719
Total	$ 2,256